Capital adequacy (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Swiss capital
Swiss CET1 capital	SFr 36,567	SFr 36,417
Going concern capital	53,131	52,392
Gone concern capital	35,712	26,783
Total loss-absorbing capacity (TLAC)	88,843	79,175
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	273,436	272,090
Leverage exposure	SFr 919,053	SFr 957,067
Swiss capital ratios
Swiss CET1 ratio	13.40%	13.40%
Going concern capital ratio	19.40%	19.30%
Gone concern capital ratio	13.10%	9.80%
TLAC ratio	32.50%	29.10%
Swiss leverage ratios
Swiss CET1 leverage ratio	4.00%	3.80%
Going concern leverage ratio	5.80%	5.50%
Gone concern leverage ratio	3.90%	2.80%
TLAC leverage ratio	9.70%	8.30%
Capital ratio requirements %
Swiss CET1 ratio requirement	9.00%	8.125%
Going concern capital ratio requirement	12.00%	10.75%
Gone concern capital ratio requirement	6.20%	3.50%
TLAC ratio requirement	18.20%	14.25%
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	2.60%	2.30%
Going concern leverage ratio requirement	3.50%	3.00%
Gone concern leverage ratio requirement	2.00%	1.00%
TLAC leverage ratio requirement	5.50%	4.00%
Description of Other Regulatory Limitations	Certain of the Group's subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations). Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
Bank
Swiss capital
Swiss CET1 capital	SFr 38,288	SFr 37,196
Going concern capital	53,995	52,344
Gone concern capital	35,771	26,904
Total loss-absorbing capacity (TLAC)	89,766	79,248
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	273,332	271,359
Leverage exposure	SFr 921,793	SFr 958,296
Swiss capital ratios
Swiss CET1 ratio	14.00%	13.70%
Going concern capital ratio	19.80%	19.30%
Gone concern capital ratio	13.10%	9.90%
TLAC ratio	32.80%	29.20%
Swiss leverage ratios
Swiss CET1 leverage ratio	4.20%	3.90%
Going concern leverage ratio	5.90%	5.50%
Gone concern leverage ratio	3.90%	2.80%
TLAC leverage ratio	9.70%	8.30%
Capital ratio requirements %
Swiss CET1 ratio requirement	9.00%	8.125%
Going concern capital ratio requirement	12.00%	10.75%
Gone concern capital ratio requirement	6.20%	3.50%
TLAC ratio requirement	18.20%	14.25%
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	2.60%	2.30%
Going concern leverage ratio requirement	3.50%	3.00%
Gone concern leverage ratio requirement	2.00%	1.00%
TLAC leverage ratio requirement	5.50%	4.00%